Transamerica High Yield Muni Expense Example, No Redemption - Retail Class [Member] - Transamerica High Yield Muni	Oct. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 415
Expense Example, No Redemption, 3 Years	626
Expense Example, No Redemption, 5 Years	855
Expense Example, No Redemption, 10 Years	1,512
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	154
Expense Example, No Redemption, 3 Years	534
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	2,072
I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	254
Expense Example, No Redemption, 5 Years	445
Expense Example, No Redemption, 10 Years	997
I2
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	73
Expense Example, No Redemption, 3 Years	227
Expense Example, No Redemption, 5 Years	395
Expense Example, No Redemption, 10 Years	$ 883